Business Combination - Schedule of Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Feb. 28, 2022
Accounts receivable and other:
Intangible assets	$ 63,800
Goodwill	$ 17,231	$ 11,820
Alchemee Acquisition [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 8,000
Accounts receivable and other:
Trade, net			13,000
Inventories			19,000
Property, plant and equipment, net			9,000
Intangible assets			64,000
Right-to-use assets			3,000
Goodwill			10,000
Total assets acquired			126,000
Accounts payable:
Trade payables			17,000
Other current liabilities			10,000
Right-of-use liability			4,000
Total liabilities assumed			31,000
Total consideration transferred			95,000
Alchemee Acquisition [Member] | Preliminary Purchase Price Allocation [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			8,000
Accounts receivable and other:
Trade, net			28,000
Other receivables and prepaid expenses			4,000
Inventories			19,000
Property, plant and equipment, net			9,000
Intangible assets			44,000
Deferred tax assets			6,000
Right-to-use assets			3,000
Goodwill			10,000
Total assets acquired			131,000
Accounts payable:
Trade payables			21,000
Other current liabilities			6,000
Right-of-use liability			4,000
Total liabilities assumed			31,000
Total consideration transferred			100,000
Alchemee Acquisition [Member] | Adjustments [Member]
Accounts receivable and other:
Trade, net			(15,000)
Other receivables and prepaid expenses			(4,000)
Intangible assets			20,000
Deferred tax assets			(6,000)
Total assets acquired			(5,000)
Accounts payable:
Trade payables			(4,000)
Other current liabilities			4,000
Total consideration transferred			$ (5,000)